Financial Assets Measured At Fair Value Through Profit And Loss (Details) - Summary of Financial Assets Measured at Fair Value Through Profit and Loss - Financial assets at fair value through profit or loss, category [member]
	6 Months Ended		12 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Summary of Financial Assets Measured at Fair Value Through Profit and Loss [Abstract]
At beginning of year	RM 72,295	$ 15,488	RM 1,309,134
Addition			10,211
Disposal			(1,247,050)
Adjustment – forex exchange	3,749	803
At end of year	RM 76,044	$ 16,291	RM 72,295